Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period	1 year 8 months
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,553	$ 3,100
Unrecognized compensation cost	$ 13,400
Intrinsic value of PSU outstanding (in dollars per share)	$ 18.99	$ 27.10
Intrinsic value of PSU	$ 30,300	$ 43,400